Contributed surplus - Reconciliation of share options (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Number of stock
Outstanding, beginning of year	736,500	599,634	534,000
Granted	186,500	159,500	77,000
Exercised	(5,500)		(10,666)
Forfeited	(20,000)	(22,634)	(700)
Outstanding, end of year	897,500	736,500	599,634
Weighted average exercise price
Outstanding, beginning of year (price per share) | $ / shares	$ 7.35	$ 6.80	$ 5.85
Granted (price per share) | $ / shares	14.16	9.45	13.15
Exercised (price per share) | $ / shares	(5.23)		(5.10)
Forfeited (price per share) | $ / shares	(12.62)	(7.50)	(5.00)
Outstanding, end of year (price per share) | $ / shares	$ 8.66	$ 7.35	$ 6.80
Weighted average contractual life	6 years 7 months 6 days	6 years 4 months 24 days	6 years 9 months 18 days
Number of options exercisable	603,567	546,367	411,800
Share based compensation expense	$ 879,439	$ 591,384	$ 690,230